Financial instruments and risk management (Details 3) $ in Thousands, $ in Thousands	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2016 USD ($)
Assets
Cash and cash equivalents	$ 17,901,845		$ 16,112,268		$ 14,681,204
Investment in securities at fair value through profit or loss	550,068		1,127,841		970,292
Accounts receivable	3,486,354		3,626,878		3,629,144
Total assets	52,865,594		50,557,389		45,090,466
Liabilities
Trade accounts payable	5,196,347		4,740,366		4,545,177
Financial debt	64,973		842,651		1,652,725
Total Liabilities	(14,699,889)		(14,879,461)		(13,374,292)
Currency risk [member]
Assets
Cash and cash equivalents	7,555,616	$ 384,119	6,399,186	$ 325,493	2,608,800	$ 126,395
Investment in securities at fair value through profit or loss	382,519	19,447	574,312	29,212	575,085	27,863
Accounts receivable	4,950	252	37,640	1,915	51,350	2,488
Total assets	7,943,085	403,818	7,011,138	356,619	3,235,235	156,746
Liabilities
Trade accounts payable	(3,829,765)	(194,701)	(3,044,515)	(154,858)	(2,143,547)	(103,854)
Financial debt	(2,757,459)	(140,186)	(2,752,400)	(140,000)	(1,444,800)	(70,000)
Total Liabilities	(6,587,224)	(334,887)	(5,796,915)	(294,858)	(3,588,347)	(173,854)
Net asset position	1,355,861	68,931	1,214,223	61,761	0	0
Net liability position	$ 0	$ 0	$ 0	$ 0	$ (353,112)	$ (17,108)